Notes Payable (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Notes Payable

The table below reflects all notes payable at December 31, 2017 and 2016, respectively, with the exception of related party notes disclosed in Note 8 - Notes Payable - Related Parties.

	December 31, 2017	December 31, 2016
Authority Loan No. 1, due August 1, 2018	$-	$353,346
Authority Loan No. 2, due August 1, 2018	-	433,115
2016 Unrelated Notes	685,831	193,846
2017 Unrelated Notes	1,760,000	-
Total notes payable	$2,445,831	$980,307
Less unamortized debt issuance costs	(349,447)	(34,029)
Less current portion	(875,000)	(360,496)
Long-term portion of notes payable	$1,221,384	$585,782

Schedule of Future Minimum Principal Payments of Notes Payable

Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, as described in this Note 7 are as follows:

For the Twelve-Months
Ending December 31,	Amount
2018	$875,000
2019	1,570,831
Total	$2,445.831